Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

November 18, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of DWS Diversified International Equity Fund, DWS Emerging Markets Equity Fund, DWS Latin America Fund and DWS World Dividend Fund (formerly DWS Europe Equity Fund) (the “Funds”), each a series of DWS International Fund, Inc. (the “Corporation”); (Reg. Nos. 02-14400 and 811-00642)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 121 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2011. No fees are required in connection with this filing.

The purpose of the Amendment is to: (i) add disclosure regarding changes to the investment strategy for DWS World Dividend Fund and (ii) add disclosure regarding QS Investors, LLC, a new subadvisor to DWS Diversified International Equity Fund.  The Amendment also reflects the approval of the reorganization of DWS Diversified International Equity Fund (the “Predecessor Fund”), a series of DWS Advisor Funds (Securities Act File No. 033-07404, Investment Company Act File No. 811-04760) into DWS Diversified International Equity Fund, a newly created shell series of the Corporation that is substantially similar in all material respects to the Predecessor Fund.  The Board of the Corporation and of DWS Advisor Funds has approved the proposed reorganization. The Board of the Predecessor Fund approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into DWS Diversified International Equity Fund, a series of the Corporation.  The reorganization is intended to have no effect on the way the Predecessor Fund is managed or how its shares are offered.

In addition, the Amendment reflects changes to the Funds’ non-fundamental investment policies reflected in Part I of the Statement of Additional Information.

DWS Diversified International Equity Fund has the same investment objectives, policies and operations as its Predecessor Fund and will offer the same classes of shares.  The prospectus and statement of additional information for the Fund are identical to the currently effective prospectus and statement of additional information of the Predecessor Fund, except as necessary to note that the Fund is newly offered and to provide updates to the disclosure as necessary.

The Amendment has been electronically coded to show changes from the Funds’ (except for DWS Diversified International Equity Fund) Prospectuses and Statements of Additional Information, filed with the Commission on February 26, 2010 in Post-Effective Amendment No. 119.  The Amendment has been electronically coded to show changes from DWS Diversified International Equity Fund’s Prospectus and Statement of Additional Information, filed with the Commission on February 26, 2010 in Post-Effective Amendment No. 174 to the Registration Statement for DWS Advisor Funds.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

                    /s/Thomas H. Connors
Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray